Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Cash	$ 819	$ 685	$ 654	$ 1,284
Receivables and other receivable	156	150
Amortized cost
Bank indebtedness	9,636	14,989
Accounts payable and accrued liabilities	4,384	5,992
Loan payable and current portion of long-term debt	363	334
Long-term debt	14,917	12,020
Fair Value
Amortized cost
Cash	819	685
Receivables and other receivable	3,646	3,224
Fair value through other comprehensive income
Other financial assets (Level 1)	16	334
Amortized cost
Bank indebtedness	9,636	14,989
Accounts payable and accrued liabilities	4,528	12,709
Loan payable and current portion of long-term debt	363	334
Long-term debt	14,917	12,020
Carrying Amount
Amortized cost
Cash	819	685
Receivables and other receivable	3,646	3,224
Fair value through other comprehensive income
Other financial assets (Level 1)	16	334
Amortized cost
Bank indebtedness	9,636	14,989
Accounts payable and accrued liabilities	4,528	12,709
Loan payable and current portion of long-term debt	363	334
Long-term debt	$ 14,917	$ 13,026